Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2023	Jan. 31, 2023	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Oct. 30, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Jul. 31, 2016	Nov. 20, 2015	Jul. 31, 2015	Aug. 29, 2014	Jul. 31, 2014
The Income Fund of America - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class R-6
Account Value	$ 19,864		$ 17,679		$ 16,874		$ 17,095			$ 13,945	$ 13,554	$ 12,969	$ 12,085			$ 11,093		$ 10,330		$ 10,000
Income Fund of America - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class R-5
Account Value	$ 19,773		17,604		16,811		17,040			13,904	13,516	12,938	12,068			11,083		10,325		10,000
Income Fund of America - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class R-5E
Account Value	$ 19,050		16,975		16,232		16,471			13,451	13,095	12,545	11,710			10,770	$ 10,000
Income Fund of America - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class R-4
Account Value	$ 19,181		17,125		16,408		16,677			13,655	13,315	12,785	11,959			11,018		10,290		10,000
Income Fund of America® Class R-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class R-3
Account Value	$ 18,621		16,677		16,024		16,337			13,416	13,118	12,638	11,856			10,954		10,265		10,000
Income Fund of America® Class R-2E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class R-2E
Account Value	$ 17,960		16,111		15,499		15,828			13,015	12,752	12,302	11,562			10,695		10,028	$ 10,000
Income Fund of America® Class R-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class R-2
Account Value	$ 17,814		16,024		15,465		15,842			13,065	12,838	12,420	11,706			10,863		10,224		10,000
Income Fund of America® Class R-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class R-1
Account Value	$ 17,806		16,020		15,459		15,828			13,053	12,829	12,409	11,697			10,855		10,215		10,000
The Income Fund of America® Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class 529-F-3
Account Value	$ 14,417	$ 13,195	12,837	$ 12,682	12,260	$ 12,923	12,428	$ 11,115	$ 10,000
The Income Fund of America® Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class 529-F-2
Account Value	$ 14,403	13,180	12,825	12,671	12,251	12,920	12,424	11,117	10,000
The Income Fund of America - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class 529-F-1
Account Value	$ 19,576		17,448		16,681		16,933			13,834	13,457	12,895	12,039			11,063		10,316		10,000
The Income Fund of America - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class 529-T (with sales charge)
Account Value	$ 16,460		14,664		14,005		14,202			11,597	11,287	10,813	10,094	$ 9,750
The Income Fund of America - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class 529-E
Account Value	$ 18,729		16,765		16,091		16,401			13,454	13,150	12,659	11,873			10,962		10,268		10,000
The Income Fund of America - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class 529-C (with sales charge)
Account Value	$ 18,453		16,474		15,776		16,040			13,132	12,806	12,389	11,681			10,842		10,209		10,000
The Income Fund of America - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class 529-A (with sales charge)
Account Value	$ 18,502		16,518		15,819		16,083			13,167	12,840	12,329	11,537			10,626		9,930		9,648
The Income Fund of America - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class F-3
Account Value	$ 17,300		15,395		14,694		14,886			12,145	11,806	11,295	10,530		$ 10,000
The Income Fund of America - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class F-2
Account Value	$ 19,657		17,510		16,730		16,967			13,855	13,477	12,913	12,050			11,072		10,320		10,000
The Income Fund of America - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class F-1
Account Value	$ 19,146		17,104		16,383		16,664			13,645	13,308	12,779	11,960			11,016		10,294		10,000
The Income Fund of America - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class T (with sales charge)
Account Value	$ 16,525		14,714		14,044		14,237			11,620	11,303	10,822	10,096	9,750
The Income Fund of America - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class C (with sales charge)
Account Value	$ 18,124		16,180		15,491		15,864			13,078	12,844	12,421	11,705			10,859		10,218		10,000
The Income Fund of America - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	The Income Fund of America — Class A (with sales charge)
Account Value	$ 18,183		16,232		15,541		15,794			12,921	12,595	12,085	11,296			10,397		9,708		9,424
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	15,593	28,165	12,906	24,921	14,061	26,134	11,405	10,000	19,153	17,108	15,843	13,629	10,000	10,000	11,745	10,000	11,121	10,000	10,000
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index
Account Value	$ 24,176	13,022	20,838	11,421	19,430	12,405	20,658	10,920	10,000	16,873	15,079	13,904	12,629	10,000	10,000	11,478	10,000	10,831	10,000	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	$ 9,115	$ 11,158	$ 8,927	$ 11,547	$ 9,742	$ 12,705	$ 10,040	$ 10,000	$ 12,795	$ 11,619	$ 10,750	$ 10,837	$ 10,000	$ 10,000	$ 10,893	$ 10,000	$ 10,282	$ 10,000	$ 10,000